Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 23, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	Ally Financial Inc.
Entity Central Index Key	0000040729
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		483,067,645
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 9,874,447,499